Shareholders’ Equity	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 17 – SHAREHOLDERS’ EQUITY

As of December 31, 2025 and June 30, 2026, the Company was authorized to issue 62,500,000 ordinary shares including 50,000,000 Ordinary Shares and 12,500,000 Undesignated Shares, $0.0008 par value per share.

Reverse Stock Split

Please refer to Note 1 regarding the Reverse Stock Split for details.

Private Placement

Please refer to Note 1 regarding the Private Placement for details. On February 3, 2026, the Company issued 6,753,470 Ordinary Shares to Purchasers in exchange for all the existing Warrants issued in the Private Placement that included an alternate cashless exercise provision held by the Purchasers pursuant to the warrant agreement.

Share options

In connection with the 2024 Plan as defined and mentioned in Note 18, 255,500 share options were exercised and 255,500 ordinary shares of the Company were issued accordingly as of December 31, 2025 and June 30, 2026.

Dividends

The ordinary shareholders are entitled to receive dividends, if and when declared by the Company’s board of directors. There is no declaration of dividends for the six months ended June 30, 2025 and 2026.